CONTINGENCIES AND COMMITMENTS	12 Months Ended
Mar. 31, 2022
CONTINGENCIES
CONTINGENCIES AND COMMITMENTS

25. CONTINGENCIES AND COMMITMENTS

Contingencies

During 2020, one corporate customer of the Group’s divested 2B business filed lawsuit against the Group relating to disputes with respect to Group’s non-execution of certain contracts signed with the customer. The Group is still unable, however, to predict the outcome of this case, or reasonably estimate a range of possible loss, if any, given the current status of the litigation. No accrual has been recorded by Group as of March 31, 2022 in respect of this case.

Commitments

The Company and Changfeng County Government of Hefei City (“Hefei”) entered into a strategic partnership on September 24, 2021 to jointly invest in and build a used car inspection and reconditioning center (“IRC”). Total investment would be RMB2.5 billion (including the investment of both Hefei and the Company). After the completion of the IRC, the Company will lend the IRC from Hefei and is obligated to pay the rentals for IRC after the right-of-use transfers to the Company.